Shareholders' Equity	12 Months Ended
Dec. 31, 2014
Shareholders' Equity

23    Shareholders’ equity

Authorized and issued share capital

The Company is authorized to issue an unlimited number of Common Shares, an unlimited number of First Preferred Shares and unlimited number of Second Preferred Shares. At December 31, 2014, no First or Second Preferred Shares had been issued.

An analysis of Common Share balances is as follows:

(number of shares in millions)	2014	2013	2012

Share capital, January 1	175.4	173.9	170.0
CP common shares repurchased	(10.3)	–	–
Shares issued under stock option plan	1.0	1.5	3.9

Share capital, December 31	166.1	175.4	173.9

The change in the “Share capital” balances includes $3 million (2013 – $5 million; 2012 – $6 million) related to the cancellation of the TSARs liability on exercise of tandem stock options, and $17 million (2013 – $24 million; 2012 – $70 million) of stock-based compensation transferred from “Additional paid-in capital”.

Share repurchase

On February 20, 2014, the Board of Directors of the Company approved a share repurchase program, and in March 2014, the Company filed a new normal course issuer bid (“bid”) to purchase, for cancellation, up to 5.3 million of its outstanding Common Shares. On September 29, 2014, the Company announced the amendment of the bid to increase the maximum number of its Common Shares that may be purchased from 5.3 million to 12.7 million of its outstanding Common Shares, effective October 2, 2014. Under the filing, share purchases may be made during the twelve month period that began March 17, 2014, and ends March 16, 2015. The purchases are made at the market price on the day of purchase, with consideration allocated to share capital up to the average carrying amount of the shares, and any excess allocated to retained earnings. The following table provides the activities under the share repurchase program:

2014

Number of common shares repurchased	10,476,074
Weighted-average price per share(1)	$199.42
Amount of repurchase (in millions)(1)	$2,089

(1) Includes brokerage fees.